Supplementary Balance Sheet Information - Property and Equipment (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Property, equipment and depreciation and amortization
Depreciation and amortization	$ 1,053,913	$ 969,833
Property and equipment, gross	4,497,804	5,588,900	$ 4,502,904
Less-accumulated depreciation and amortization	(2,071,492)	(1,761,985)	(2,279,307)
Property and equipment, net	2,426,312	3,826,915	2,223,597
Furniture and office equipment
Property, equipment and depreciation and amortization
Property and equipment, gross	1,076,709	1,144,741	1,076,709
Leasehold improvements
Property, equipment and depreciation and amortization
Property and equipment, gross	1,994,514	1,994,514	1,994,514
Laboratory equipment
Property, equipment and depreciation and amortization
Property and equipment, gross	$ 1,426,581	$ 2,449,645	$ 1,431,681